INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Income tax expense differences

	2021	2020
Loss for the year	$(117,567)	$(60,311)
Statutory income tax rate	27.00%	27.00%
Expected income tax benefit	(31,743)	(16,284)
Items not deductible for income tax purposes	3,814	1,329
Non-taxable items	(3,474)	(3,603)
Flow through share issuances	12,128	13,784
Other	(1,295)	(1,339)
Change in unrecognized deferred tax assets	20,570	6,113
Income tax expense	$—	$—

Schedule of Unrecognized deductible temporary differences

	2021	2020
Equipment	$3,111	$—
Share issuance costs	5,444	4,190
Net capital losses	982	829
Provision for closure and reclamation	5,151	5,161
Non-capital losses carried forward	92,213	47,273
Exploration and evaluation	37,215	10,478
Unrecognized deductible temporary differences	$144,116	$67,931

Schedule of Company's Canadian non-capital income tax losses

2026	$217
2027	435
2028	337
2029	286
2030	373
2031	301
2032	129
2033	101
2034	628
2035	2,104
2036	3,406
2037	3,763
2038	3,563
2039	5,400
2040	9,328
2041	61,842
$92,213